Exhibit 99.1 - Schedule 4(a)

Loan Level Exception - Final Grades (Loan Grades)

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Final Overall Rating	Final Credit Rating	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Final Property Rating	Property Exceptions	Property Exception Information	Property Exception Comments	Final Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	CMLTI 2026-RL1-100550	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] HOA - HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.: - [3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: - [2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2026-RL1-111471	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Non QM	3	2	[2] Miscellaneous - Credit Exception:	Lender approved exception to allow use of [Redacted] income with less than 2 years history	REVIEWER - WAIVED COMMENT (2018-01-26): Client elects to waive.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact]. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act - Loan file does not contain evidence of borrower's consent to receive electronic disclosures.	Federal Compliance - Lender submitted an updated Loan designation of Non-QM: Lender submitted an updated Loan designation of Non-QM	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	[Redact] LTV < [Redact] guideline max - $[Redacted] more equity than required by program guidelines Borrower has employment stability for [Redacted] years in the [Redacted].		FHPML - Compliant	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2026-RL1-108611	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Document Error - There is no dollar amount noted on the title policy.	File requires either an update to the preliminary title report or the final title insuring the Note amount at a minimum.	1	3	[3] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): [Redact] Higher-Priced Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact]. Compliant Higher Priced Loan.
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact].  Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.  [Redacted]
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of  [Redacted] % is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $ [Redacted]  on a Federal Total Loan Amount of $ [Redacted]  vs. an investor allowable total of $ [Redacted]  (an overage of $ [Redacted]  or [Redacted] %).
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on  [Redacted]  disclosed a Closing Date that did not match the actual date of consummation.  [Redacted]
[2] Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: ESIGN Act - Loan Estimate provided on  [Redacted]  was electronically provided prior to borrower's consent to receive electronic disclosures.  [Redacted]
[2] Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: ESIGN Act - Loan Estimate provided on [Redacted] was electronically provided prior to borrower's consent to receive electronic disclosures. [Redacted]	State Compliance - The Note rate is [Redact].: The Note rate is [Redact].
Federal Compliance - The Note rate is [Redact].: The Note rate is [Redact].
Federal Compliance - Missing date appraisal was provided to borrower.: Missing date appraisal was provided to borrower.
Federal Compliance - Disclosure reflects Closing Date of  [Redacted] , but transaction consummation (mortgage notary) date was  [Redacted] .: Disclosure reflects Closing Date of  [Redacted] , but transaction consummation (mortgage notary) date was  [Redacted] .
Federal Compliance - Missing evidence of an earlier consent date.: Missing evidence of an earlier consent date.
Federal Compliance - Missing evidence of an earlier consent date.: Missing evidence of an earlier consent date.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative

State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear.  The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency.  Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	[Redact] LTV, program allows to [Redact] [Redacted] months reserves > [Redacted] months guideline minimum - borrowers have verified reserves of $[Redacted]		State HPML - Compliant	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2026-RL1-110215	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Lender used their [Redact] waiver to approve this exception.	REVIEWER - WAIVED COMMENT (2018-08-22): Client elects to waive.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/[Redact]) [2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redact] disclosed a Closing Date that did not match the actual date of consummation. (Final/[Redact])	Federal Compliance - There is no proof in file of when appraisal was sent to the borrower.: There is no proof in file of when appraisal was sent to the borrower.
																						Federal Compliance - The final Closing Disclosure reflects a Closing Date of [Redact] but the transaction consummation (mortgage notary) date was [Redact] Provide a post-close CD and a copy of the letter of explanation to the borrower disclosing the changes made.: The final Closing Disclosure reflects a Closing Date of [Redact] but the transaction consummation (mortgage notary) date was [Redact] Provide a post-close CD and a copy of the letter of explanation to the borrower disclosing the changes made.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative	36.72 months reserves > 3 months guideline minimum - borrowers have verified reserves of [Redact] Borrower on this full documentation loan has a disposable income of [Redact]		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2026-RL1-111332	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact]. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redact] disclosed a Closing Date that did not match the actual date of consummation.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] disclosed homeowner's insurance under Prepaids that does not match amount per month calculation.	Federal Compliance - The final Closing Disclosure reflects a Closing Date of[Redact]but the transaction consummation mortgage notary date was[Redact] Provide a post-close CD and a copy of the letter of explanation to the borrower disclosing the changes made.: The final Closing Disclosure reflects a Closing Date of[Redact]but the transaction consummation mortgage notary date was[Redact] Provide a post-close CD and a copy of the letter of explanation to the borrower disclosing the changes made.
Federal Compliance - The final CD disclosed the number of months of prepaid homeowner's insurance that does not match the monthly amount being escrowed. Per the declarations page in the file the annual premium is [Redact]; however [Redact] was collected in section F for 3 months. The amount collected in section F was equal to 12 months. Provide a post-close CD disclosing the full 12 month premium including [Redact] paid by the borrower before closing and a copy of the letter of explanation sent to the borrower disclosing the changes made.: The final CD disclosed the number of months of prepaid homeowner's insurance that does not match the monthly amount being escrowed. Per the declarations page in the file the annual premium is [Redact]; however [Redact] was collected in section F for 3 months. The amount collected in section F was equal to 12 months. Provide a post-close CD disclosing the full 12 month premium including [Redact] paid by the borrower before closing and a copy of the letter of explanation sent to the borrower disclosing the changes made.	REVIEWER - GENERAL COMMENT (2019-10-29): Updated from: Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact]. Compliant Higher Priced Mortgage Loan.	Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative

Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2026-RL1-108356	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXX [3] General - One or more of your documents was not signed and dated by the borrower(s).	Tax returns missing borrower signatures for XXXX and XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $290,775.10 is underdisclosed from calculated Finance Charge of $291,307.44 in the amount of $532.34.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - XXXX
Federal Compliance - XXXX
Federal Compliance - XXXX
Miscellaneous Compliance - we did not get rate lock agreement.  only document sent shows borrower did not want rate locked yet.: we did not get rate lock agreement.  only document sent shows borrower did not want rate locked yet.
State Compliance - Note has 15 day 5%: Note has 15 day 5%
Federal Compliance - no date was provided as there was only a float in the file: no date was provided as there was only a float in the file
Federal Compliance - no proof of cure provided.: no proof of cure provided.
Federal Compliance - XXXX
Federal Compliance - XXXX
Federal Compliance - Missing from the file: Missing from the file
Federal Compliance - Document was not provided: Document was not provided	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2026-RL1-109074	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided [1] Closing / Title - Final Title Policy is Missing	Missing the hazard insurance polices for all REO properties to support rent loss income.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: XX/XX/XXXX
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.			Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is generally no Assignee Liability. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2026-RL1-108360	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
																					[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - LD restated: LD restated		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2026-RL1-100722	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided	1	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - A cure of $460.65 for the 10% tolerance increase was disclosed on the Final HUD, Line 204.: A cure of $460.65 for the 10% tolerance increase was disclosed on the Final HUD, Line 204.
Federal Compliance - A cure of $6.46 for the increase in Transfer Taxes was disclosed on the Final HUD, Line 205.: A cure of $6.46 for the increase in Transfer Taxes was disclosed on the Final HUD, Line 205.
Federal Compliance - Notice of Right to Cancel on Form H-8 was used for lender to lender refinance; Form H-9 should have been used.: Notice of Right to Cancel on Form H-8 was used for lender to lender refinance; Form H-9 should have been used.	Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2026-RL1-101023	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2026-RL1-100633	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	File only contains the lender's escrow printout to verify hazard policy coverage and annual premium. Without the policy this information cannot be verified. Upon receipt of the missing hazard insurance policy, additional conditions may apply.	1	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate [2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely	Federal Compliance - Initial GFE dated XX/XX/XXXX Important Dates Section, Other Settlement Charges Good Through Date is XX/XX/XXXX, which is less than the 10 business days required.: Initial GFE dated XX/XX/XXXX Important Dates Section, Other Settlement Charges Good Through Date is XX/XX/XXXX, which is less than the 10 business days required.
Federal Compliance - Final GFE reflects a loan amount of $XXX; Note verifies the loan amount is $XXX.: Final GFE reflects a loan amount of $XXX; Note verifies the loan amount is $XXX.
Federal Compliance - Final GFE reflects a payment of $XXX; Note verifies the payment is $XXX.: Final GFE reflects a payment of $XXX; Note verifies the payment is $XXX.
Federal Compliance - Written List of Service Providers dated XX/XX/XXXX was provided to the borrower after the Initial GFE dated XX/XX/XXXX.: Written List of Service Providers dated XX/XX/XXXX was provided to the borrower after the Initial GFE dated XX/XX/XXXX.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2026-RL1-100179	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	1	1				1				1	[1] Federal Compliance - TRID Invalid Section B Combinations: TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on XX/XX/XXXX reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (FinXX/XX/XXXX)	Federal Compliance - Tax service fee of $90 was payable to the lender.: Tax service fee of $90 was payable to the lender.	REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A	Federal Compliance - TRID Invalid Section B Combinations: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2026-RL1-109302	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Application / Processing - Missing Document: Approval not provided [2] Application / Processing - Missing Document: AUS not provided		REVIEWER - WAIVED COMMENT (2026-01-15): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2026-01-15): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - LD restated: LD restated		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B